Marketable Securities	9 Months Ended
Sep. 30, 2024
Cash and Cash Equivalents [Abstract]
Marketable Securities

Note 6 – Marketable Securities

At December 31, 2022, the Company had invested $2,908,300 in Jupiter Wellness Sponsor LLC (“JWSL”), a limited liability company formed for the sole purpose of sponsorship of Jupiter Wellness Acquisition Corp. (“JWAC”), a special purpose acquisition company (“SPAC”) and an unconsolidated subsidiary. On May 2, 2023, JWAC’s stockholders approved JWAC’s business combination with Chijet Inc. and its affiliates including Chijet Motor Company Inc. (collectively “Chijet”), at its Special Meeting of Stockholders and closed the transaction on June 1, 2023. As a result, on June 27, 2023, the Company received a total of 1,662,434 shares of restricted common stock of Chijet (Nasdaq: CJET) in exchange for its Loans. In August 2023, the Company received 96,000 additional shares of ChiJet due to downside protection clauses in the business combination agreements. In May 2023, the Company purchased 48,000 shares of JWAC (now Chijet) common stock for $508,800 and in September and October 2023, the Company purchased an additional 18,200, shares for $36,330. At December 31, 2023 the Company, the Company held 1,200,821 common shares of Chijet (the “CJET Shares”) valued at $842,976. These CJET Shares are considered trading securities and are categorized as marketable securities on the balance sheet. During the year ended December 31, 2023 the Company sold 271,679 ChiJet shares for a realized gain of $238,834.

At the end of September 30, 2024, all of the Company’s CJET Shares have been sold. During the nine months ended September 30, 2024, the Company realized a $269,723 loss.